STATEMENT OF CASH FLOWS (Details) - Schedule of other inflows (outflows) of cash - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other inflows (outflows) of cash [Abstract]
Delta Air Lines Inc. compensation	$ 62,000	$ 350,000
Fuel hedge	(46,579)	(9,966)	77,234
Hedging margin guarantees	14,962	(21,200)	1,573
Currency hedge			(1,282)
Tax paid on bank transaction	(1,261)	(11,369)	318
Fuel derivatives premiums	(3,949)	(17,102)	(13,947)
Bank commissions, taxes paid and other	(5,828)	(20,627)	(8,179)
Guarantees	(44,279)	(5,474)	14,755
Court deposits	38,527	(22,976)	(30,860)
Total Other inflows (outflows) Operation flow	13,593	241,286	39,612
Tax paid on bank transaction	(2,192)	(2,249)	(2,476)
Total Other inflows (outflows) Investment flow	(2,192)	(2,249)	(2,476)
Settlement of derivative contracts	(107,788)	(2,976)	(11,675)
Aircraft Financing advances		(55,728)	55,728
Total Other inflows (outflows) Financing flow	$ (107,788)	$ (58,704)	$ 44,053